Subsequent Events	12 Months Ended
Oct. 31, 2021
Subsequent Events

32.	Subsequent Events

32.1	During the nine months ended July 31, 2022, the Company issued a total of 529,335 shares with an aggregate fair value of $59,796 to service providers, directors, and employees of the Company. The Company also issued 605,000 options to acquire one common share at an exercise price of CAD$0.15, exercisable for a period of four years from the grant dates. No options were exercised, and 1,460,000 options were forfeited or expired.

32.2	On February 5, 2021, the Company agreed to acquire substantially all of the assets of the growing and retail operations of High Street Capital Partners, LLC (“HSCP”) for $3,000,000 of total agreed-upon consideration. The Company also executed a Management Services Agreement (“MSA”) with HSCP. The Company operated the growing facility under the MSA until the acquisition of the growing assets obtained regulatory approval. On April 14, 2022, the transaction closed with modifications to the original terms: the retail dispensary purchase was mutually terminated, and total consideration for the acquisition was reduced to $2,000,000. Upon closing, the Company had paid $750,000 towards the acquisition, and owed a principal sum of $1,250,000 under an amended secured promissory note payable, which will be settled by payments of $500,000 and $750,000, due on due on May 1, 2023.

32.3	On September 9, 2021, the Company entered into an unsecured promissory note agreement with PBIC, a related party, in the amount of $800,000 which was to be fully advanced by September 30, 2021. On June 20, 2022, the Company announced the settlement of the note, which had a principal balance of $700,000 owing. The Company agreed to transfer its ownership in PBIC, comprised of 2,362,204 common shares in PBIC (the “PBIC Shares”) to 2766923 Ontario Inc. (the “Creditor”), to which PBIC sold and assigned the note. In exchange, the Creditor provided forgiveness and settlement of all amounts owing in connection the note. The Company reported a gain on debt settlement of $449,684 as a result of the settlement. The note was to mature on December 15, 2022, with payments commencing January 15, 2022, and continuing through and including December 15, 2022. The terms of the note required the Company to make certain participation payments to the lender based on a percentage monthly sales of cannabis flower sold from the Company’s sun-grown A-flower 2021 harvest (the “Harvest”), less 15% of such amount to account for costs of sales. The percentage was determined by dividing 2,000 by the total volume of pounds of the Harvest. A portion of these payments were to be used to pay down the outstanding principal on a monthly basis. The note was to automatically terminate when the full amount of any outstanding principal plus the applicable participation payments were paid prior to the maturity date. Should the participation payments have fully repaid the principal amount prior to the maturity date then the note would have automatically terminated. The note had no stated rate of interest, and in the event of default, would have accrued interest at 15% per annum.

32.4	On August 16, 2021, the Company, through its subsidiary Golden Harvests, executed an agreement to form a joint venture with Pure Extracts Technologies Corp. (“Pure Extracts”) to expand Grown Rogue’s product offering and bring Pure Extracts’ portfolio of products to Michigan. The joint venture was to be owned 50% by Golden Harvests and 50% by Pure Extracts. The Company announced the termination of the joint venture on June 15, 2022, by which time limited joint venture activity had occurred, and the termination was immaterial to the Company’s financial statements.

Pure Extracts was to obtain a 50% interest in the joint venture, following certain regulatory approvals, by contributing processing equipment with an approximate fair value of $515,000, and an allowance for fixtures and equipment of approximately $110,000, to Golden Harvests.

Until such time as the necessary regulatory approvals were obtained, the processing equipment was leased to Golden Harvests. The lease term commenced August 16, 2021, and was to terminate on the earlier of (a) immediately upon the date of certain regulatory approval for change of ownership of the joint venture (the “Closing Date”); (b) if the Closing Date does not occur, in which case the equipment will be returned to Pure Extracts; or (c) default by Golden Harvests against the lease, including failure to make lease payments or fail to perform material terms of the lease agreement. The monthly payment under the lease was $4,292, to commence in the month in which the equipment is delivered, and only payable if the business has profits from which to make payments. On the Closing Date, the leased equipment was to be contributed to the joint venture by Pure Extracts and the lease agreement would have terminated.

32.6	On December 9, 2021, the Company announced that it has closed a non-brokered private placement of common shares (“Private Placement”) for total gross proceeds of USD$1,300,000 (CDN$1,645,800). The Private Placement resulted in the issuance of 13,166,400 common shares of Grown Rogue at a purchase price of CAD$0.125 per share. All common shares issued pursuant to the Private Placement are subject to a hold period of four months and one day. The CEO of Grown Rogue invested USD$300,000 in the Private Placement and received 3,038,400 common shares of the Company.

32.7	Subsequent to October 31, 2021, the Company issued a $360,000 note payable in settlement of the cash portion of business acquisition consideration payable (Note 8). The note matures on November 30, 2024, accrues interest at 18% per annum, and interest is paid monthly starting December 1, 2021.